Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		1.58%	4.48%	6.03%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		5.77%	4.89%	5.83%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		7.24%	5.41%	6.37%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		7.88%	6.01%	6.98%
Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		7.83%	5.96%	6.91%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		(1.19%)	5.16%	5.40%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		2.86%	5.57%	5.21%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		4.32%	6.09%	5.74%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		4.92%	6.73%	6.38%
Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		4.84%	6.63%	6.27%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		(2.29%)	4.14%	4.13%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		1.62%	4.53%	3.94%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		3.16%	5.05%	4.46%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		3.74%	5.68%	5.10%
Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		3.67%	5.59%	4.99%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		2.65%	2.72%	3.34%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		6.77%	3.12%	3.15%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		8.27%	3.63%	3.67%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		8.86%	4.21%	4.25%
Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		8.80%	4.16%	4.19%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		5.10%	4.68%	5.35%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		9.42%	5.10%	5.15%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		10.99%	5.62%	5.68%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		11.57%	6.20%	6.30%
Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		11.51%	6.14%	6.21%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		7.52%	5.68%	6.64%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		6.77%	4.89%	5.83%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		4.57%	6.36%	6.00%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		3.80%	5.57%	5.21%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		3.40%	5.32%	4.72%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		2.62%	4.53%	3.94%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		8.61%	3.90%	3.93%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		7.77%	3.12%	3.15%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		11.23%	5.87%	5.94%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		10.42%	5.10%	5.15%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		17.49%	10.06%	9.23%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		17.49%	10.06%	9.23%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		17.49%	10.06%	9.23%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		17.49%	10.06%	9.23%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		17.49%	10.06%	9.23%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent		5.53%	4.10%	4.80%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent		5.53%	4.10%	4.80%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent		5.53%	4.10%	4.80%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent		5.53%	4.10%	4.80%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent		5.53%	4.10%	4.80%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		17.49%	10.06%	9.23%
MSCI World Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Value Index-NR
Average Annual Return, Percent		11.47%	6.97%	6.65%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		17.49%	10.06%	9.23%
MSCI World Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Value Index-NR
Average Annual Return, Percent		11.47%	6.97%	6.65%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		17.49%	10.06%	9.23%
MSCI World Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Value Index-NR
Average Annual Return, Percent		11.47%	6.97%	6.65%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		17.49%	10.06%	9.23%
MSCI World Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Value Index-NR
Average Annual Return, Percent		11.47%	6.97%	6.65%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		17.49%	10.06%	9.23%
MSCI World Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Value Index-NR
Average Annual Return, Percent		11.47%	6.97%	6.65%
MSCI World Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Value Index-NR
Average Annual Return, Percent		11.47%	6.97%	6.65%
MSCI World Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Value Index-NR
Average Annual Return, Percent		11.47%	6.97%	6.65%
MSCI World Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Value Index-NR
Average Annual Return, Percent		11.47%	6.97%	6.65%
MSCI World Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Value Index-NR
Average Annual Return, Percent		11.47%	6.97%	6.65%
MSCI World Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Value Index-NR
Average Annual Return, Percent		11.47%	6.97%	6.65%
MSCI EAFE Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Value Index-NR
Average Annual Return, Percent		5.68%	5.09%	4.31%
MSCI EAFE Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Value Index-NR
Average Annual Return, Percent		5.68%	5.09%	4.31%
MSCI EAFE Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Value Index-NR
Average Annual Return, Percent		5.68%	5.09%	4.31%
MSCI EAFE Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Value Index-NR
Average Annual Return, Percent		5.68%	5.09%	4.31%
MSCI EAFE Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Value Index-NR
Average Annual Return, Percent		5.68%	5.09%	4.31%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark†
Average Annual Return, Percent	[1]	10.57%	6.28%	6.32%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		17.49%	10.06%	9.23%
MSCI World Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Value Index-NR
Average Annual Return, Percent		11.47%	6.97%	6.65%
Bloomberg U.S. Corporate High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent		8.19%	4.21%	5.17%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark†
Average Annual Return, Percent	[2]	10.57%	6.28%	6.32%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		17.49%	10.06%	9.23%
MSCI World Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Value Index-NR
Average Annual Return, Percent		11.47%	6.97%	6.65%
Bloomberg U.S. Corporate High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent		8.19%	4.21%	5.17%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark†
Average Annual Return, Percent	[3]	10.57%	6.28%	6.32%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		17.49%	10.06%	9.23%
MSCI World Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Value Index-NR
Average Annual Return, Percent		11.47%	6.97%	6.65%
Bloomberg U.S. Corporate High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent		8.19%	4.21%	5.17%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark†
Average Annual Return, Percent	[4]	10.57%	6.28%	6.32%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		17.49%	10.06%	9.23%
MSCI World Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Value Index-NR
Average Annual Return, Percent		11.47%	6.97%	6.65%
Bloomberg U.S. Corporate High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent		8.19%	4.21%	5.17%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark†
Average Annual Return, Percent	[5]	10.57%	6.28%	6.32%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		17.49%	10.06%	9.23%
MSCI World Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Value Index-NR
Average Annual Return, Percent		11.47%	6.97%	6.65%
Bloomberg U.S. Corporate High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent		8.19%	4.21%	5.17%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	13.86%	12.54%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		14.37%	8.68%	8.48%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	13.86%	12.54%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		14.37%	8.68%	8.48%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	13.86%	12.54%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		14.37%	8.68%	8.48%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	13.86%	12.54%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		14.37%	8.68%	8.48%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	13.86%	12.54%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		14.37%	8.68%	8.48%

[1]
†	The Fund’s Blended Benchmark is comprised of 70% MSCI World Value Index-NR and 30% Bloomberg U.S. Corporate High Yield Index.

[2]
†	The Fund’s Blended Benchmark is comprised of 70% MSCI World Value Index-NR and 30% Bloomberg U.S. Corporate High Yield Index.

[3]
†	The Fund’s Blended Benchmark is comprised of 70% MSCI World Value Index-NR and 30% Bloomberg U.S. Corporate High Yield Index.

[4]
†	The Fund’s Blended Benchmark is comprised of 70% MSCI World Value Index-NR and 30% Bloomberg U.S. Corporate High Yield Index.

[5]
†	The Fund’s Blended Benchmark is comprised of 70% MSCI World Value Index-NR and 30% Bloomberg U.S. Corporate High Yield Index.